SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

2016	Security	Marketing	Operations	Finance	Total
Revenues	$2,232,915	$188,594	$432,046	$128,427	$2,981,982
Costs and expenses	(2,253,194)	(387,330)	(555,892)	(32,143)	(3,228,559)
Interest expense	–	–	–	(8,669)	(8,669)
	$(20,279)	$(198,736)	$(123,846)	$87,615	(255,246)
Corporate expenses					(32,544,431)
				Net loss	$(32,799,677)

2015	Security	Marketing	Operations	Finance	Total
Revenues	$1,490,832	$26,420	$144,944	$100,782	$1,762,978
Costs and expenses	(1,611,201)	(43,716)	(367,358)	(32,051)	(2,054,326)
Interest expense	–	–	–	(12,587)	(12,587)
	$(120,369)	$(17,296)	$(222,414)	$56,144	(303,935)
Corporate expenses					(8,482,342)
				Net loss	$(8,786,277)

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

	December 31,
Total assets	2016	2015
Security	$141,140	$1,784,063
Marketing	50,919	96,343
Operations	55,750	22,268
Finance	515,205	431,639
Corporate	2,094,857	1,348,398
	$2,857,871	$3,682,711